Restructuring and related expenses (Tables)	12 Months Ended
Dec. 31, 2016
White Collar Productivity program
Restructuring cumulative costs incurred to date per operating segment

			Cumulative costs
	Costs incurred in		incurred up to	Total
($ in millions)	2016	2015	December 31, 2016	expected costs(1)
Electrification Products	14	73	87	89

Discrete Automation and Motion	27	45	72	74
Process Automation	36	96	132	134
Power Grids	33	70	103	105
Corporate and Other	30	86	116	118

Total	140	370	510	520

(1)                 Total expected costs have been recast to reflect the reorganization of the Company’s operating segments as outlined in Note 23.

Schedule of restructuring expenses, net of changes in estimates

			Cumulative costs
			incurred up to
($ in millions)	2016	2015	December 31, 2016
Employee severance costs	130	364	494

Estimated contract settlement, loss order and other costs	2	5	7
Inventory and long-lived asset impairments	8	1	9

Total	140	370	510

Schedule of allocation of restructuring and related expenses, net of changes in estimates

($ in millions)	2016	2015
Total cost of sales	92	122

Selling, general and administrative expenses	38	187
Non-order related research and development expenses	(5)	38
Other income (expense), net	15	23

Total	140	370

Schedule of Liabilities associated with restructuring program

		Contract settlement,
	Employee	loss order
($ in millions)	severance costs	and other costs	Total
Liability at January 1, 2015	—	—	—

Expenses	364	5	369
Cash payments	(34)	(1)	(35)

Liability at December 31, 2015	330	4	334

Expenses	232	3	235

Cash payments	(106)	(3)	(109)
Change in estimates	(102)	(1)	(103)
Exchange rate differences	(23)	—	(23)

Liability at December 31, 2016	331	3	334

Other restructuring-related activities
Schedule of restructuring expenses, net of changes in estimates

($ in millions)	2016	2015	2014
Employee severance costs	90	207	177

Estimated contract settlement, loss order and other costs	40	27	31
Inventory and long-lived asset impairments	41	22	27

Total	171	256	235